Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 7. Leases
We lease office and warehouse space in various locations, including our corporate headquarters in Austin, Texas. Additionally, we lease space for an applications laboratory and have a membership in a collaborative research facility in Colorado. All of our manufacturing is outsourced to contract manufacturing partners, and we currently do not own or lease any manufacturing facilities.
We utilized a weighted average discount rate of 5.0% in establishing our operating lease right-of-use assets and liabilities at lease inception. At December 31, 2021, our weighted average remaining lease term for our operating leases was 3.9 years.
Our lease expense consisted of the following:
	Year ended December 31,
(in thousands)	2021	2020	2019
Operating lease cost	$458	$288	$286
Variable lease cost	—	—	—
Short-term lease cost	100	31	4
Total lease cost	$558	$319	$290

Reported in:
Cost of revenue	$239	$38	$—
Research and development	39	—	—
Selling and marketing	1	3	—
General and administrative	279	278	290
Total lease cost	$558	$319	$290
Future remaining operating lease payment obligations were as follows:
(in thousands)	December 31, 2021
2022	$567
2023	520
2024	511
2025	446
2026	54
Thereafter	—
Total lease payments	2,098
Less: imputed interest	(306)
Present value of operating lease liabilities	$1,792

Current portion of operating lease liability	$452
Operating lease liability, net of current portion	1,340
Present value of operating lease liabilities	$1,792